Share-based payments - Share options outstanding (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) Options	Dec. 31, 2022 Options $ / shares	Dec. 31, 2020 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding		2,092,596	1,511,773	1,522,362
Weighted average remaining contractual life (years)	6 years 11 months 23 days
Number of options exercisable			998,973
Compensation expense | $	$ 4,238	$ 7,205
Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $	$ 2,514	$ 5,891
Exercise Price 2.01 - 4.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			1,800
Weighted average remaining contractual life (years)	5 months 15 days
Number of options exercisable			1,800
Exercise Price 2.01 - 4.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 2.01
Exercise Price 2.01 - 4.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 4.00
Exercise Price 8.01 - 10.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			349,697
Weighted average remaining contractual life (years)	4 years 6 months 21 days
Number of options exercisable			297,383
Exercise Price 8.01 - 10.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 8.01
Exercise Price 8.01 - 10.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 10.00
Exercise Price 10.01 - 12.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			121,262
Weighted average remaining contractual life (years)	5 years 5 months 1 day
Number of options exercisable			109,018
Exercise Price 10.01 - 12.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 10.01
Exercise Price 10.01 - 12.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 12.00
Exercise Price 12.01 - 14.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			12,300
Weighted average remaining contractual life (years)	6 years 9 months 18 days
Exercise Price 12.01 - 14.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 12.01
Exercise Price 12.01 - 14.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 14.00
Exercise Price 14.01 - 16.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			148,281
Weighted average remaining contractual life (years)	6 years 3 months 7 days
Number of options exercisable			129,284
Exercise Price 14.01 - 16.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 14.01
Exercise Price 14.01 - 16.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 16.00
Exercise Price 16.01 - 18.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			435,189
Weighted average remaining contractual life (years)	7 years 5 months 1 day
Number of options exercisable			59,086
Exercise Price 16.01 - 18.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 16.01
Exercise Price 16.01 - 18.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 18.00
Exercise Price 20.01 - 22.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			600
Weighted average remaining contractual life (years)	7 years 7 months 17 days
Number of options exercisable			229,319
Exercise Price 20.01 - 22.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 20.01
Exercise Price 20.01 - 22.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 22.00
Exercise Price 22.01 - 24.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			430,744
Weighted average remaining contractual life (years)	8 years 3 months 7 days
Number of options exercisable			171,735
Exercise Price 22.01 - 24.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 22.01
Exercise Price 22.01 - 24.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 24.00
Exercise Price 24.01 - 26.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			1,900
Weighted average remaining contractual life (years)	7 years 11 months 4 days
Number of options exercisable			1,152
Exercise Price 24.01 - 26.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 24.01
Exercise Price 24.01 - 26.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 26.00
Exercise Price 28.01 - 30.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			10,000
Weighted average remaining contractual life (years)	8 years 2 months 12 days
Number of options exercisable			196
Exercise Price 28.01 - 30.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 28.01
Exercise Price 28.01 - 30.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 30.00